Schedule of Due to Related Parties (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 22, 2021
Related Party Transaction [Line Items]
Accrued Interest and expenses	$ 19,333	$ 2,084
Current secured convertible debenture	$ 1,361,000
Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Accrued Interest and expenses		3,055,989	$ 2,231,558
Current secured convertible debenture		4,993,700	2,500,000
Total		8,049,689	7,231,558	$ 2,000
Non-current secured convertible debenture			2,500,000
Bristol Capital LLC [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Accrued Interest and expenses		318,750	93,750
Current secured convertible debenture
Total		318,750	93,750
Non-current secured convertible debenture
Bristol Investment Fund Ltd [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Accrued Interest and expenses		1,825,195	1,525,479
Current secured convertible debenture		2,496,850	2,500,000
Total		4,322,045	4,025,479
Non-current secured convertible debenture
Barlock 2019 Fund LP [Member] | Creek Road Miners Inc [Member]
Related Party Transaction [Line Items]
Accrued Interest and expenses		912,044	612,329
Current secured convertible debenture		2,496,850
Total		$ 3,408,894	3,112,329
Non-current secured convertible debenture			$ 2,500,000